Significant capital and funding transactions - Additional Information (Detail) $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions									3 Months Ended		9 Months Ended
	Jul. 17, 2025 CAD ($)	Jul. 03, 2025 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 11, 2025 USD ($) $ / shares	May 24, 2025 $ / shares shares	Jan. 29, 2025 CAD ($)	Dec. 23, 2024 CAD ($)	Nov. 01, 2024 USD ($) $ / shares	Jul. 31, 2025 CAD ($)	Jul. 31, 2024 CAD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 CAD ($)	Nov. 01, 2024 $ / shares
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Earliest par value redemption date						Feb. 04, 2030
Par value per share | $ / shares				$ 1,000
Repayments of subordinated liabilities									$ 1,250	$ 1,500	$ 2,750		$ 1,500
Events after reporting period [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Redemption price per share | $ / shares					$ 25
Number Of Shares redeemed During Period | shares					24
Fixed interest rate [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, maturity				August 24, 2030				November 24, 2034
Interest rate				6.75%				6.35%						6.35%
U S Treasury Rate [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, maturity				August 24, 2085							November 24, 2084	November 24, 2084
Interest rate				2.815%				2.257%						2.257%
Subordinated debenture [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issuance of subordinated debentures	$ 26,000	$ 1,250				$ 1,500
Borrowings, maturity	July 17, 2035	July 3, 2035				February 4, 2035
Interest rate	1.963%	4.214%				4.279%
Earliest par value redemption date	Jul. 17, 2030	Jul. 03, 2030
Borrowings, interest rate basis	Tokyo Overnight Average Rate mid-swap rate plus 1.02%	Daily Compounded CORRA plus 1.51%				Daily Compounded Canadian Overnight Repo Rate Average (CORRA) plus 1.45%
Borrowings, adjustment to interest rate basis	1.02%	1.51%				1.45%
June 2030 [Member] | Subordinated debenture [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, interest rate basis			2.088
Debt instrument percentage of principal amount redeemed			100.00%
Repayments of subordinated liabilities			$ 1,250
December 23, 2029 [Member] | Subordinated debenture [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, interest rate basis							2.88
Debt instrument percentage of principal amount redeemed							100.00%
Repayments of subordinated liabilities							$ 1,500
Series BY Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares				$ 1,000
Series 6 Common Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issuing shares				$ 1,250								$ 1,250
Series 5 Common Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issuing shares								$ 1,000
Series BX Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares								$ 1,000
Proceeds from issuing shares								$ 1,000
Series BX Preferred Shares [Member] | Top of range [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares														$ 5
Series 5 Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares								$ 1,000